Securities purchased (sold) under resale (repurchase) agreements - Securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 31,790,091	R$ 26,281,345
National Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	8,569,145	3,325,188
National Treasury Notes
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	12,347,218	10,098,672
Financial Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	533,509	7,515,712
Debentures
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	1,831,846	553,953
Real Estate Receivable Certificates
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	6,471,410	4,324,155
Financial credit bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	1,111,890	463,665
Agribusiness Receivables Certificates (CRA)
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 925,073	R$ 0